INCOME TAXES	12 Months Ended
Feb. 28, 2013
INCOME TAXES [Text Block]

NOTE 8 – INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	Year ended	Year ended
	February 28,	February 29,
	2013	2012
Net profit (loss)	$(9,474,700)	$8,505,659

Statutory tax rate	25.00%	26.25%

Expected income tax expense (recovery) at the statutory tax rate	(2,368,675)	2,232,735
Non-deductible items and other	(792,407)	(4,725,022)
Effect of reduction in tax rates	-	118,680
Change in valuation allowance	3,161,082	2,373,607
Income tax expenses (recovery)	$-	$-

Temporary differences that give rise to the following deferred income tax assets are:

	February 28,	February 29,
	2013	2012
Non-capital loss carry-forwards	$2,147,215	$1,219,328
Mineral properties	5,186,354	2,959,722
Share issuance costs	43,554	35,406
Equipment	42,082	43,666
	7,419,204	4,258,122
Valuation allowance	(7,419,204)	(4,258,122)
	$-	$-

The tax pools relating to these deductible temporary differences expire as follows:

	Canadian			Share
	non-capital			issue
	losses	Resource pools	Equipment	costs
2015	$439	$-	$-	$-
2026	63,930	-	-	-
2027	54,801	-	-	-
2028	317,553	-	-	-
2029	408,310	-	-	-
2030	383,183	-	-	-
2031	687,525	-	-	-
2032	2,645,909	-	-	-
2033	4,027,208	-	-	-
No expiry	-	20,745,414	175,710	174,216
	$8,588,858	$20,745,414	$175,710	$174,216